Insurance	12 Months Ended
Dec. 31, 2017
Insurance
Insurance

35Insurance

The Company has insurance coverage for operational risks, with a maximum coverage of R$ 6,820,000. Additionally, the Company has insurance coverage for civil general liabilities in the amount of US$ 25 million corresponding to R$ 82.7 million on December 31, 2017.

Fibria’s management considers these amounts sufficient to cover any potential liability, risks and damages to its assets and loss of profits.

The Company does not have insurance coverage for its forests. To mitigate the risk of fire, the Company maintains internal fire brigades, a watchtower network, and a fleet of fire trucks. There is no history of material losses from forest fires.

The Company has a domestic and international (import and export) transportation insurance policy effective through August 31, 2018, renewable for additional 12 months.

In addition, Fibria has insurance coverage for civil responsibility of its directors and officers for amounts considered adequate by management.